Financial Risk Management - Contractual Maturities of Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount	₩ 139,876	₩ 89,255
Borrowings, carrying amount	718,078	936,110
Debentures, carrying amount	8,325,643	8,366,694
Lease liabilities-Carrying amount	1,611,433	1,782,057
Accounts payable – other and others, carrying amount	4,539,838	₩ 5,505,465
Non-derivative financial liabilities, carrying amount	15,334,868
Accounts payable - trade, carrying amount	139,876
Borrowings, contractual cash flows	739,791
Debentures, contractual cash flows	9,532,468
Lease liabilities-Contractual cash flows	1,899,929
Accounts payable – other and others, contractual cash flows	4,614,608
Non-derivative financial liabilities, contractual cash flows	16,926,672
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount	139,876
Borrowings, contractual cash flows	417,056
Debentures, contractual cash flows	1,493,063
Lease liabilities-Contractual cash flows	386,202
Accounts payable – other and others, contractual cash flows	3,642,356
Non-derivative financial liabilities, contractual cash flows	6,078,553
1-5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount	0
Borrowings, contractual cash flows	322,735
Debentures, contractual cash flows	5,800,210
Lease liabilities-Contractual cash flows	1,026,475
Accounts payable – other and others, contractual cash flows	972,202
Non-derivative financial liabilities, contractual cash flows	8,121,622
More than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Accounts payable - trade, carrying amount	0
Borrowings, contractual cash flows	0
Debentures, contractual cash flows	2,239,195
Lease liabilities-Contractual cash flows	487,252
Accounts payable – other and others, contractual cash flows	50
Non-derivative financial liabilities, contractual cash flows	₩ 2,726,497